As filed with the United States Securities and Exchange Commission on January 6, 2016

1933 Act Reg. No. 033-39519

1940 Act Reg. No. 811-05686

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 70	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 74	☒

(Check appropriate box or boxes.)

AIM INVESTMENT SECURITIES FUNDS (INVESCO INVESTMENT SECURITIES FUNDS)

(Exact name of Registrant as Specified in Charter)

11 Greenway Plaza, Suite 1000, Houston, TX 77046

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code (713) 626-1919

John M. Zerr, Esquire

11 Greenway Plaza, Suite 1000, Houston, TX 77046

(Name and Address of Agent for Service)

Copy to:

Odeh Stevens, Esquire	E. Carolan Berkley, Esquire
Invesco Advisers, Inc.	Stradley Ronon Stevens & Young, LLP
1555 Peachtree Street, N.E.	2005 Market Street, Suite 2600
Atlanta, Georgia 30309	Philadelphia, Pennsylvania 19103-7018

It is proposed that this filing will become effective (check appropriate box)

☒	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph a(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Houston, Texas on the 6th day of January, 2016.

Registrant:		AIM INVESTMENT SECURITIES FUNDS
(INVESCO INVESTMENT SECURITIES FUNDS)

	By:	/s/ Philip A. Taylor
Philip A. Taylor, President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURES	TITLE	DATE

/s/ Philip A. Taylor	Trustee & President	January 6, 2016
(Philip A. Taylor)	(Principal Executive Officer)

/s/ David C. Arch*	Trustee	January 6, 2016
(David C. Arch)

/s/ James T. Bunch*	Trustee	January 6, 2016
(James T. Bunch)

/s/ Bruce L. Crockett*	Chair & Trustee	January 6, 2016
(Bruce L. Crockett)

/s/ Albert R. Dowden*	Trustee	January 6, 2016
(Albert R. Dowden)

/s/ Martin L. Flanagan*	Trustee	January 6, 2016
(Martin L. Flanagan)

/s/ Jack M. Fields*	Trustee	January 6, 2016
(Jack M. Fields)

/s/ Prema Mathai-Davis*	Trustee	January 6, 2016
(Prema Mathai-Davis)

/s/ Larry Soll*	Trustee	January 6, 2016
(Larry Soll)

/s/ Raymond Stickel, Jr.*	Trustee	January 6, 2016
(Raymond Stickel, Jr.)

/s/ Suzanne H. Woolsey*	Trustee	January 6, 2016
(Suzanne H. Woolsey)

/s/ Sheri Morris	Vice President & Treasurer	January 6, 2016
(Sheri Morris)	(Principal Financial and Accounting Officer)

*By	/s/ Philip A. Taylor
Philip A. Taylor
Attorney-in-Fact

*	Philip A. Taylor, pursuant to powers of attorney dated May 20, 2015, filed in Registrant’s Post-Effective Amendment No. 66 on June 24, 2015.

Exhibit Index

XBRL Instance Document	Ex-101.ins

XBRL Taxonomy Extension Schema Document	Ex-101.sch

XBRL Taxonomy Extension Calculation Linkbase Document	Ex-101.cal

XBRL Taxonomy Extension Labels Linkbase	Ex-101.lab

XBRL Taxonomy Extension Presentation Linkbase Document	Ex-101.pre

XBRL Taxonomy Extension Definition Linkbase	Ex-101.def